INVENTORIES, NET - Change of inventories provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INVENTORIES, NET
Beginning balance	$ 885,709	$ 523,465
Addition (reduction)	(813,619)	388,253
Exchange rate difference	23,666	(26,009)
Ending balance	$ 95,756	$ 885,709